Retirement Plans - Summary of Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2018	$ 1,903
2019	1,127
2020	650
2021	913
2022	1,182
2023 through 2027	4,723
Total	$ 10,498